RATE-REGULATED BUSINESSES - Assets and Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Regulatory Assets
Regulatory Assets	$ 1,977		$ 1,820
Less: Current portion included in Other current assets (Note 8)	67		53
Regulatory Assets, noncurrent	1,910		1,767
Regulatory Liabilities
Regulatory Liabilities	4,793		4,500
Less: Current portion included in Accounts payable and other (Note 17)	273		200
Regulatory liabilities, noncurrent	$ 4,520		4,300
Columbia Gas Transmission
Regulatory Liabilities
Remaining Recovery/ Settlement Period (years)	4 years
Pipeline abandonment trust balances
Regulatory Liabilities
Regulatory Liabilities	$ 2,014		2,086
Deferred income taxes - U.S. Tax Reform
Regulatory Liabilities
Regulatory Liabilities	1,197		1,141
Canadian Mainline bridging amortization account
Regulatory Liabilities
Regulatory Liabilities	$ 429		483
Remaining Recovery/ Settlement Period (years)	8 years
Cost of removal
Regulatory Liabilities
Regulatory Liabilities	$ 337		254
Canadian Mainline short-term adjustment and toll-stabilization accounts
Regulatory Liabilities
Regulatory Liabilities	284		60
Canadian Mainline long-term adjustment account
Regulatory Liabilities
Regulatory Liabilities	$ 149		186
Remaining Recovery/ Settlement Period (years)	4 years
Deferred income taxes
Regulatory Liabilities
Regulatory Liabilities	$ 181		139
Operating and debt-service regulatory liabilities
Regulatory Liabilities
Regulatory Liabilities	$ 50		32
Remaining Recovery/ Settlement Period (years)	1 year
Pensions and other post retirement benefits
Regulatory Liabilities
Regulatory Liabilities	$ 10		13
Pensions and other post retirement benefits | ANR PIPELINE COMPANY
Regulatory Liabilities
Regulatory Liabilities	43		40
Other
Regulatory Liabilities
Regulatory Liabilities	99		66
Long term adjustment account, amount to be amortized over one year
Regulatory Liabilities
Regulatory Liabilities	$ 223
Remaining Recovery/ Settlement Period (years)	6 years
Postretirement benefit costs | ANR PIPELINE COMPANY
Regulatory Liabilities
Amount to be addressed In next settlement	$ 43	$ 32
Deferred income taxes
Regulatory Assets
Regulatory Assets	1,817		1,509
Pensions and other post retirement benefits
Regulatory Assets
Regulatory Assets	28		203
Foreign exchange on long-term debt
Regulatory Assets
Regulatory Assets	$ 19		3
Foreign exchange on long-term debt | Minimum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	1 year
Foreign exchange on long-term debt | Maximum
Regulatory Assets
Remaining Recovery/ Settlement Period (years)	7 years
Operating and debt-service regulatory assets
Regulatory Assets
Regulatory Assets	$ 2		1
Remaining Recovery/ Settlement Period (years)	1 year
Other
Regulatory Assets
Regulatory Assets	$ 111		$ 104